Statement of cash flows - ZAR (R) R in Millions		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement of cash flows
Cash receipts from customers		R 272,017	R 298,698	R 263,332
Cash paid to suppliers and employees		(219,696)	(234,061)	(207,194)
Cash generated by operating activities		52,321	64,637	56,138
Dividends received from equity accounted investments		1,639	3,765	3,043
Finance income received		3,211	2,242	986
Finance costs paid	[1]	(8,638)	(7,083)	(5,478)
Tax paid		(10,932)	(13,952)	(13,531)
Cash available from operating activities		37,601	49,609	41,158
Dividends paid		(7,633)	(13,754)	(49)
Dividends paid to non-controlling shareholders in subsidiaries		(217)	(433)	(859)
Cash retained from operating activities		29,751	35,422	40,250
Additions to non-current assets		(30,428)	(30,247)	(23,269)
additions to property, plant and equipment		(30,074)	(30,726)	(22,593)
additions to other intangible assets		(85)	(128)	(120)
(Decrease)/increase in capital project related payables	[2]	(269)	607	(556)
Cash contribution to equity accounted investments		(113)	(95)	(67)
Proceeds on disposals and scrappings		129	799	8,484
Proceeds from/(acquisitions of) assets held for sale	[3]	9	3	(549)
Acquisition of interest in equity accounted investments				(56)
Purchase of investments		(173)	(243)	(95)
Proceeds from sale of investments		69	156	26
(Increase)/decrease in long-term receivables	[4]	(150)	1,393	449
Cash used in investing activities		(30,657)	(28,234)	(15,077)
Proceeds from long-term debt	[5]	30,692	95,035	88
Repayment of long-term debt		(35,468)	(91,564)	(12,086)
Payment of lease liabilities		(2,698)	(2,269)	(2,264)
Repayment of debt held for sale	[3]			(704)
Proceeds from short-term debt		2,691	1,787	28
Repayment of short-term debt		(2,183)	(1,801)	(15)
Cash (used in)/generated by financing activities		(6,966)	1,188	(14,953)
Translation effects on cash and cash equivalents		(633)	2,424	1,759
(Decrease)/increase in cash and cash equivalents		(8,505)	10,800	11,979
Cash and cash equivalents at the beginning of year		53,767	42,967	30,988
Cash and cash equivalents at the end of the year		R 45,262	R 53,767	R 42,967

[1]	Included in finance costs paid are amounts capitalised to assets under construction a class of Property, plant and equipment (refer to note 16).
[2]	Current year mainly relates to repayments (refer to note 13).
[3]	Prior years relate to disposal groups held for sale at 30 June, sold during the year.
[4]	Included in the movement in long-term receivables are loans granted (R298 million), loans repaid (R357 million) and an increase of long-term restricted cash (R214 million).
[5]	2023: Proceeds from long-term debt includes the issue of a R13,2 billion (US$750 million) convertible bond.